UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number    811-06686
                                                  ------------------------

                           JF China Region Fund, Inc.
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
       -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


     [LOGO OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED)
-------------------------------------------------------------------------------------------------------------

CHINA (25.5%)
-------------------------------------------------------------------------------------------------------------

AIR FREIGHT & COURIERS (1.0%)
    Sinotrans 'H'                                                      1,766,000            611,504
-------------------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
    Weifu High-Technology 'B'                                            344,000            296,905
-------------------------------------------------------------------------------------------------------------

AUTOMOBILES (1.8%)
    Chongqing Changan Automobile 'B'                                   1,684,500          1,071,513
-------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
    Tong Ren Tang Technologies 'H'                                       182,000            396,794
-------------------------------------------------------------------------------------------------------------

CHEMICALS (3.3%)
    Sinopec Beijing Yanhua Petrochemical 'H'                           2,474,000            999,436
    Sinopec Shanghai Petrochemical 'H'                                 2,560,000            976,723
-------------------------------------------------------------------------------------------------------------
                                                                                          1,976,159
-------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
*   CCID Consulting 'H'                                                4,200,000            129,272
-------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    China Telecom 'H'                                                  3,522,000          1,140,500
-------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
    Beijing Datang Power Generation 'H'                                  222,000            180,789
-------------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
*   Guangdong Kelon Electrical Holdings 'H'                            1,516,000            544,380
-------------------------------------------------------------------------------------------------------------

INSURANCE (0.3%)
*   PICC Property and Casualty 'H'                                       556,000            196,088
-------------------------------------------------------------------------------------------------------------

MACHINERY (2.7%)
    China International Marine Containers 'B'                             69,696            126,387
    Shanghai Zhenhua Port Machinery 'B'                                  600,000            518,400
*   Weichai Power 'H'                                                    484,000            980,724
-------------------------------------------------------------------------------------------------------------
                                                                                          1,625,511
-------------------------------------------------------------------------------------------------------------

MARINE (0.9%)
*   China Shipping Container 'H'                                         476,000            204,501
-------------------------------------------------------------------------------------------------------------

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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------

CHINA (CONTINUED)
-------------------------------------------------------------------------------------------------------------

MARINE (0.2%)
    China Shipping Development 'H'                                       248,000            211,504
    Chiwan Wharf-B                                                        77,600            135,545
-------------------------------------------------------------------------------------------------------------
                                                                                            551,550
-------------------------------------------------------------------------------------------------------------

METALS & MINING (2.1%)
    Aluminum Corporation of China 'H'                                    384,000            248,695
    Jiangxi Copper 'H'                                                 1,162,000            681,776
    Yanzhou Coal Mining 'H'                                              264,000            341,956
-------------------------------------------------------------------------------------------------------------
                                                                                          1,272,427
-------------------------------------------------------------------------------------------------------------

OIL & GAS (5.8%)
    China Petroleum and Chemical 'H'                                   2,620,000          1,066,816
    PetroChina 'H'                                                     2,302,000          1,232,556
    Sinopec Zhenhai Refining and Chemical 'H'                          1,092,000          1,148,368
-------------------------------------------------------------------------------------------------------------
                                                                                          3,447,740
-------------------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.2%)
*   Shandong Chenming Paper Holdings 'B'                               1,131,900            724,358
-------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
    Hua Han Bio-Pharmaceutical Holdings 'H'                            2,200,000            225,713
-------------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.5%)
    Weiqiao Textile 'H'                                                  540,500            876,861
-------------------------------------------------------------------------------------------------------------

TOTAL CHINA                                                                              15,268,064
-------------------------------------------------------------------------------------------------------------

HONG KONG (52.6%)
-------------------------------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
    Denway Motors Limited                                                764,000            254,748
-------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.8%)
    Bank of East Asia, Ltd                                               214,200            601,601
    BOC Hong Kong (Holdings)                                           1,138,000          2,079,705
    CITIC International Financial Holdings                               422,000            171,831
    Hang Seng Bank Limited                                                89,300          1,191,048
    Hutchison Whampoa Rts                                                    987                  0
-------------------------------------------------------------------------------------------------------------
                                                                                          4,044,185
-------------------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
    TPV Technology                                                       432,000            272,857
-------------------------------------------------------------------------------------------------------------

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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)
-------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
*   COSCO International Holdings                                       4,300,000            584,546
-------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.1%)
    Hung Hing Printing Group                                             790,000            607,887
    Singamas Container Holdings                                        2,500,000          1,218,339
-------------------------------------------------------------------------------------------------------------
                                                                                          1,826,226
-------------------------------------------------------------------------------------------------------------

DISTRIBUTORS (1.2%)
    China Resources Enterprises                                          530,000            689,901
-------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
*   PCCW                                                                 448,000            295,890
-------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
    China Resources Power Holdings                                       870,000            499,295
    Foshan Electrical & Lighting B                                       269,600            326,735
    Huaneng Power International                                          390,000            315,101
-------------------------------------------------------------------------------------------------------------
                                                                                          1,141,131
-------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    Digital China Holdings                                             1,704,000            469,843
-------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS (2.6%)
*   China Mengniu Dairy                                                1,640,000          1,272,459
    COFCO International                                                  228,000             93,568
    Global Bio-chem Technology Group                                     246,000            187,714
*   Global Bio-chem Technology Group Warrants - expire 05/31/2007        150,250             10,020
-------------------------------------------------------------------------------------------------------------
                                                                                          1,563,761
-------------------------------------------------------------------------------------------------------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.5%)
    Hengan International Group                                           564,000            287,515
-------------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (4.1%)
    Alco Holdings                                                      1,600,000            461,687
    Skyworth Digital Holdings                                          4,352,456          1,186,145
    Techtronic Industries Company Limited                                406,500            800,228
-------------------------------------------------------------------------------------------------------------
                                                                                          2,448,060
-------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.0%)
    Hutchison Whampoa                                                     74,000            578,904
-------------------------------------------------------------------------------------------------------------

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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)
-------------------------------------------------------------------------------------------------------------

INSURANCE (0.2%)
    China Insurance International Holdings                               270,000            139,372
-------------------------------------------------------------------------------------------------------------

MEDIA (1.2%)
    Oriental Press Group                                               1,886,000            725,617
-------------------------------------------------------------------------------------------------------------

METALS & MINING (0.2%)
    Zijin Mining Group                                                   364,000            121,372
-------------------------------------------------------------------------------------------------------------

MISCELLANEOUS (0.0%)
*   Health Asia MediCentres Beijing++                                  1,000,000                  0
-------------------------------------------------------------------------------------------------------------

MULTILINE RETAIL (2.0%)
    Aeon Stores (Hong Kong)                                            1,000,000            897,724
*   Lifestyle International Holdings                                     172,000            269,112
-------------------------------------------------------------------------------------------------------------
                                                                                          1,166,836
-------------------------------------------------------------------------------------------------------------

OIL & GAS (1.1%)
    CNOOC                                                              1,303,000            680,952
-------------------------------------------------------------------------------------------------------------

REAL ESTATE (0.5%)
    Cathay Pacific Airways                                               187,000            320,160
-------------------------------------------------------------------------------------------------------------

REAL ESTATE (12.8%)
    Cheung Kong Holdings                                                  71,000            607,791
    Hang Lung Properties                                                 450,000            663,674
    Henderson Land                                                        99,000            473,575
    Hysan Development Company Ltd.                                       677,000          1,193,812
    New World Development Company Limited                                591,000            557,082
    Sung Hung Kai Properties                                             123,000          1,159,410
    Swire Pacific 'A'                                                    226,500          1,575,842
    Wharf (Holdings)                                                     268,000            902,212
    Wheelock and Company Limited                                         364,000            529,837
-------------------------------------------------------------------------------------------------------------
                                                                                          7,663,235
-------------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
    Giordano International Limited                                       846,000            466,534
    Luen Thai Holdings                                                   180,000             88,875
    Luthai Textile                                                       144,300            121,954
*   Titan Petrochemicals Group                                         5,500,000            366,784
-------------------------------------------------------------------------------------------------------------
                                                                                          1,044,147
-------------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (5.6%)
    China Merchants Holdings International                               456,000            687,143

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------

HONG KONG (CONTINUED)
-------------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (CONTINUED)
    Cosco Pacific                                                        638,000          1,063,674
    GZI Transport                                                      2,150,000            599,711
    Hopewell Holdings                                                    400,000            833,601
    Jiangsu Expressway Co., Ltd Series H                                 422,000            182,655
-------------------------------------------------------------------------------------------------------------
                                                                                          3,366,784
-------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.9%)
    China Mobile (Hong Kong)                                             579,500          1,761,353
-------------------------------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                          31,447,395
-------------------------------------------------------------------------------------------------------------

SINGAPORE (1.0%)
-------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.0%)
    Full Appex Holdings                                                2,000,000            581,931
-------------------------------------------------------------------------------------------------------------
TOTAL SINGAPORE                                                                             581,931
-------------------------------------------------------------------------------------------------------------

SOUTH KOREA (1.3%)
-------------------------------------------------------------------------------------------------------------

MARINE (1.3%)
    Hanjin Shipping                                                       45,000            767,911
-------------------------------------------------------------------------------------------------------------
TOTAL SOUTH KOREA                                                                           767,911
-------------------------------------------------------------------------------------------------------------

TAIWAN (16.2%)
-------------------------------------------------------------------------------------------------------------

AIRLINES (0.0%)
    EVA Airways                                                              727                283
-------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
    Bank of Kaohsiung                                                    827,000            569,506
    Chinatrust Financial Holding                                         565,826            609,454
*   Cosmos Bank Taiwan                                                 1,003,000            466,374
*   First Financial Holding                                              313,000            233,046
    Yuanta Securities Co. Ltd                                            419,000            295,939
-------------------------------------------------------------------------------------------------------------
                                                                                          2,174,319
-------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
    Synnex Technology International                                      869,000          1,240,333
-------------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
    Hon Hai Precision Industry                                            91,000            313,331
-------------------------------------------------------------------------------------------------------------

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------

TAIWAN (CONTINUED)
-------------------------------------------------------------------------------------------------------------

INSURANCE (1.3%)
*   Cathay Financial Holding GDR                                          39,183            751,138
-------------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
    Premier Image Technology                                             412,650            318,170
-------------------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.3%)
    Chung Hwa Pulp                                                       958,500            454,145
    Yuen Foong Yu Mfg                                                    622,000            313,014
-------------------------------------------------------------------------------------------------------------
                                                                                            767,159
-------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
    Advanced Semiconductor Engineering                                   387,000            257,393
    Taiwan Semiconductor Manufacturing                                   862,184          1,098,663
*   United Microelectronics                                                  320                193
*   Windbond Electronics                                               1,001,000            405,054
-------------------------------------------------------------------------------------------------------------
                                                                                          1,761,303
-------------------------------------------------------------------------------------------------------------

SOFTWARE (0.5%)
    Soft-World International                                             206,778            313,393
-------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
    Hotai Motor                                                          195,000            321,365
-------------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
    Far East Department Stores                                           709,000            360,968
    Pou Chen                                                                 899                730
-------------------------------------------------------------------------------------------------------------
                                                                                            361,698
-------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    Chunghwa Telecom Co.,Ltd.                                             75,000            124,705
    Far EasTone Telecommunications                                       365,900            345,656
    Taiwan Cellular                                                      912,000            874,962
-------------------------------------------------------------------------------------------------------------
                                                                                          1,345,323
-------------------------------------------------------------------------------------------------------------

TOTAL TAIWAN                                                                              9,667,815
-------------------------------------------------------------------------------------------------------------

TIME DEPOSITS
-------------------------------------------------------------------------------------------------------------
    Time Deposit                                                         803,509            803,509
-------------------------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS                                                                         803,509
-------------------------------------------------------------------------------------------------------------

     [LOGO OMITTED]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Holdings            Market
                                                                       (in shares            Value
Description                                                              or par)           (in US$)
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
    (97.9% of Net Assets) (Cost $53,804,810)                                              58,536,625
=============================================================================================================

Other assets in excess of liabilities (2.1% of Net Assets)                                 1,229,633
=============================================================================================================


NET ASSETS (100.0%)                                                                       59,766,258
=============================================================================================================

             GDR - Global Depository Receipts
        *    Non-income producing security .

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    JF China Region Fund, Inc.
            --------------------------------------------------------------


By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date    November 16, 2004
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date    November 16, 2004
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/  Douglas  Eu
                         -------------------------------------------------
                           Douglas Eu, Treasurer
                           (principal financial officer)

Date    November 16, 2004
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.